Fair value measurement of financial instruments	6 Months Ended
Sep. 30, 2024
Disclosure Of Fair Value Measurement [Abstract]
Fair value measurement of financial instruments	Fair value measurement of financial instruments
The table below sets out the Group’s financial assets and financial liabilities measured and recognized at fair value as of September 30, 2024 and March 31, 2024 on a recurring basis, including their levels in the fair value hierarchy.

As of September 30, 2024
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI
- Other current receivables-Derivative financial instruments	—	77	—	77
Financial assets at fair value through profit or loss
- Other non-current assets - pledged asset for endowment insurance	2,627	—	—	2,627
Total assets	2,627	77	—	2,704
Liabilities
Financial liabilities at fair value through profit or loss
- Put options liabilities	—	—	3,622	3,622
- Warrant liabilities - Public warrants	1,503	—	—	1,503
- Warrant liabilities - Private warrants	—	759	—	759
- Other current financial liabilities - Derivative financial instruments	—	1,683	—	1,683
Total liabilities	1,503	2,442	3,622	7,567

As of March 31, 2024
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI
- Other investments	—	—	4,995	4,995
- Other current receivables-Derivative financial instruments	—	1,684	—	1,684
Financial assets at fair value through profit or loss
- Other non-current assets - pledged asset for endowment insurance	2,512	—	—	2,512
Total assets	2,512	1,684	4,995	9,191
Liabilities
Financial liabilities at fair value through profit or loss
- Put options liability	—	—	3,309	3,309
- Warrant liabilities - Public warrants	582	—	—	582
- Warrant liabilities - Private warrants	—	281	—	281
- Other current liabilities - Derivative financial instruments	—	122	—	122
Total liabilities	582	403	3,309	4,294
The fair values of financial instruments which are not measured at fair value in the statement of financial position are not materially different to their carrying amount, with the exception of the Term Loan facility for which the Group calculated the fair value of EUR574.5 million.
The Group classifies the fair value of its financial instruments in the following hierarchy:
•Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;
•Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly;
•Level 3: techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.
There were no transfers between fair value hierarchy levels, or any changes to the valuation techniques applied during the six months ended September 30, 2024.
The fair value of financial instruments that are not traded in an active market (over-the-counter derivatives, put options, private warrants and other investments) is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. When the fair value of an unquoted instrument cannot be measured with sufficient reliability, the Group carries such instruments at cost less impairment, if applicable.

The following table provides a level 3 fair value reconciliation:

Six months ended September 30, 2024
(EUR thousand)	Other investments	Put option liabilities
Opening balance as of April 1, 2024	4,995	3,309
Loss recognized in income statement	—	222
Loss recognized in other comprehensive income	(4,995)	—
Exchange differences	—	89
Closing balance as of September 30, 2024	—	3,620

Three months ended September 30, 2024
(EUR thousand)	Other investments	Put option liabilities
Opening balance as of July 1, 2024	2,995	3,454
Loss recognized in income statement	—	113
Loss recognized in other comprehensive income	(2,995)	—
Exchange differences	—	53
Closing balance as of September 30, 2024	—	3,620
Warrants
The fair value of the private and public warrants is categorized as Level 2 and Level 1, respectively, in the fair value hierarchy. The Group has employed a Black-Scholes pricing model to estimate the fair value of the Private Warrants issued on August 28, 2020, notably the fair value of the call option inherent in the Private Warrants, using as key inputs the Group’s share price, risk-free rate, implied Public Warrant volatility, the warrants’ maturity, and the Public Warrants’ market price. During the six months ended September 30, 2024, the Group recognized EUR1.4 million fair value loss (EUR0.1 million fair value gain during the three months ended September 30, 2024) associated with the warrant liabilities under operating expenses in the income statement.
Put options
As of September 30, 2024 the put options comprise of EUR1.6 million and EUR2.0 million related to the acquisitions of ZigZag and Yocuda, respectively.
The fair values of the put options were derived using an option pricing methodology (Monte Carlo simulations) based on projected revenue or gross profit distribution or EBITDA margin (depending on the business acquired) and is categorized as Level 3 within the fair value hierarchy due to unobservable inputs utilized in the valuation. The main driver for the valuation of the put options in all cases is the underlying business plan. In the case of ZigZag and Yocuda, the top and bottom 5% of extreme values have been excluded from the calculations.
For the six months ended September 30, 2024 the Group recognized EUR0.3 million (EUR0.2 million for the three months ended September 30, 2024) fair value loss associated with put options under operating expenses in the income statement.
Other Investments
During the six months ended September 30, 2024 the Group recognized EUR5.0 million (EUR3.0 million for the three months ended September 30, 2024) fair value losses under other comprehensive income associated with two equity investments, following the lack of liquidity necessary to continue their business operations.